PUT RIGHT LIABILITY (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2025	Aug. 25, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Convesion of ordinary shares		$ 15.0
Ordinary shares	2,266,890		265,000
Additional shares	745,226		2,513,240
Warrants to purchase ordinary shares	3,258,466
Fair value of put right liability	$ 16.1
Net of issuance costs	2.0
Outstanding contingent put options	17.9
Remeasurement change in fair value	$ 1.8
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	2,531,890